RELATED-PARTY TRANSACTIONS - Expenses Incurred by the General Partners and Reimbursed (Details) - General Partner - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Operation and maintenance expense
RELATED-PARTY TRANSACTIONS
Expenses from transactions with related party	$ 6,881	$ 6,749
General and administrative expense
RELATED-PARTY TRANSACTIONS
Expenses from transactions with related party	$ 8,295	$ 7,778